ACQUISITION OF SUBSIDIARIES - Acquisitions in 2023 (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Asset acquisitions
Current assets		¥ 6,820,148	$ 934,358	¥ 9,823,478
Property and equipment, net (including amounts of consolidated VIEs that can be used only to settle obligations of the VIEs of RMB 1,116,514 and RMB 1,022,885 as of December 31, 2023 and 2024, respectively)		17,216,635	2,358,669	13,024,393
Land use rights, net		766,213	104,971	602,503
Deferred tax assets, net		306,623	42,007	247,644
Accrued expenses and other payables		(3,618,237)	(495,696)	(2,783,102)
Deferred tax liabilities		¥ (734,404)	$ (100,613)	¥ (688,362)
Sanhe Mingtai Digital Industrial Park Co., Ltd. (Sanhe Digital)
Asset acquisitions
Current assets	¥ 3
Property and equipment, net (including amounts of consolidated VIEs that can be used only to settle obligations of the VIEs of RMB 1,116,514 and RMB 1,022,885 as of December 31, 2023 and 2024, respectively)	105,538
Land use rights, net	14,258
Deferred tax assets, net	2,232
Accrued expenses and other payables	(2,277)
Deferred tax liabilities	(2,758)
Total share consideration	¥ 116,996
Asset acquisition, percentage of acquisition	100.00%
Asset acquisition, percentage of equity interests issued	22.50%